RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2021
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS

9.	RELATED PARTY TRANSACTIONS

The following amounts due to related parties are included in trade payables and accrued liabilities (Note 6):

(All amounts in table are expressed in thousands of Canadian dollars)

	June 30, 2021	December 31, 2020
Directors and officers of the Company	75	21
Related company	3	7
Total	78	28

These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

The following amount due from related party and advance represent as well as investment in Premium Nickel a private company incorporated in Ontario, in which certain directors and officers of the Company also hold offices and minority investments.

(All amounts in table are expressed in thousands of Canadian dollars)

	June 30, 2021	December 31, 2020
Due from related party	214	55
Advance	-	50
Investment	112	48
Total	326	153

(a)	Related party transactions

Sentient Executive GP IV Limited (“Sentient”) and Contemporary Amperex Technology Limited (“CATL”) have historically subscribed to private placements of the Company.

As of June 30, 2021, Sentient beneficially owns 36,980,982 common shares, constituting approximately 33.66% of the currently issued and outstanding common shares of the Company.

As of June 30, 2021, CATL beneficially owns 22,944,444 common shares, constituting approximately 20.89% of the currently issued and outstanding shares of the Company. CATL has pre-emptive rights and the right to nominate one director to the board of directors of the Company.

During the six months period ended June 30, 2021, the Company recorded $28,574 (June 30, 2020 - $62,822) in fees charged by a legal firm in which the Company’s former chairman is a consultant.

(b)	Key management personnel are defined as members of the Board of Directors and senior officers.

Key management compensation was:

(All amounts in table are expressed in thousands of Canadian dollars)

	June 30, 2021	June 30, 2020
Geological consulting fees – expensed	-	5
Management fees – expensed	386	249
Salaries - expensed	-	81
Share-based payments	621	671
Total	1,007	1,006

Notes to the Condensed Interim Consolidated Financial Statements

For the six months ended June 30, 2021

(Expressed in Canadian dollars)